Award Timing Disclosure	12 Months Ended
Mar. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
New-employee equity awards and other off-cycle equity awards (such as awards granted in connection with hiring or retention) are granted on the first Wednesday of each calendar month (the “Monthly Grant Date”). The purpose of this process is to minimize the administrative burdens that would be created with multiple monthly grant dates and to ensure that all required approvals are obtained on or before the Monthly Grant Date. If the Monthly Grant Date occurs on a Company holiday, or on other days that the Company or Nasdaq is closed for business, the Monthly Grant Date will be the next regularly scheduled business day.
The grant date for our executive officers’ annual equity awards occurs after markets close on the second business day following the Company’s announcement of its third-quarter earnings. There is no program, plan, or practice of timing equity-based incentive compensation awards in coordination with the release of material non-public information, other than to set these annual equity award grant dates to follow the public announcement of periodic financial results.
In addition to addressing potential risks associated with the release of material non-public information, the annual executive officer grant’s timing within the Company’s fourth quarter provides the Compensation Committee with an opportunity to consider more complete data on the Company’s fiscal-year performance and peers as it makes its compensation decisions.

Award Timing Method
New-employee equity awards and other off-cycle equity awards (such as awards granted in connection with hiring or retention) are granted on the first Wednesday of each calendar month (the “Monthly Grant Date”). The purpose of this process is to minimize the administrative burdens that would be created with multiple monthly grant dates and to ensure that all required approvals are obtained on or before the Monthly Grant Date. If the Monthly Grant Date occurs on a Company holiday, or on other days that the Company or Nasdaq is closed for business, the Monthly Grant Date will be the next regularly scheduled business day.
The grant date for our executive officers’ annual equity awards occurs after markets close on the second business day following the Company’s announcement of its third-quarter earnings. There is no program, plan, or practice of timing equity-based incentive compensation awards in coordination with the release of material non-public information, other than to set these annual equity award grant dates to follow the public announcement of periodic financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The grant date for our executive officers’ annual equity awards occurs after markets close on the second business day following the Company’s announcement of its third-quarter earnings. There is no program, plan, or practice of timing equity-based incentive compensation awards in coordination with the release of material non-public information, other than to set these annual equity award grant dates to follow the public announcement of periodic financial results.
MNPI Disclosure Timed for Compensation Value	false